Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

September 23, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Eaton Vance Tax-Managed Buy-Write Income Fund (the “Fund” or the “Registrant”)

Registration Statement on Form N-2 (333-237555; 811-21676)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Shelf Registration Statement”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Fund has received an order under Section 19(b) to permit it to make periodic capital gains dividends with respect to its Common Shares as frequently as twelve times each year, and as frequently as dividends are specified by or determined in accordance with the terms of any outstanding preferred shares that such Fund may issue.

The total registration fee for purposes of this filing is $5,270.38 which is the registration fee attributable to the unsold securities under the Fund's Registration Statement on Form N-2 (File No. 333-214544) filed March 29, 2017 and is being applied to offset against the registration fee currently due pursuant to Rule 415(a)(6) and Rule 457(p) under the 1933 Act.

The Shelf Registration Statement was amended for the purpose of responding to comments provided by Lisa Larkin of the SEC’s Division of Investment Management to Jeanmarie Valle Lee telephonically on April 28, 2020, and to make certain other non-material changes as marked therein. We request that the Staff review the Shelf Registration Statement as promptly as possible and contact the undersigned at its earliest possible convenience if the Staff has any further comments. Capitalized terms have the same meaning as defined in the Shelf Registration Statement, unless otherwise indicated. The comments and the Fund’s responses are set forth as follows:

  Comment: On the Fund’s prospectus’ cover page, please revise the following language to include a reference to leverage risk, “Investing in shares involves certain risks. See “Investment Objectives, Policies and Risks” beginning at page 21.”

Response: The referenced language has been revised to read as follows, “Investing in shares involves certain risks. See “Investment Objectives, Policies and Risks” beginning at page 21 and “Financial Leverage Risk” on page 15.

  Comment: Please confirm compliance with the FAST ACT requirements, which includes hyperlinks to documents which are incorporated by reference in the filing.

Response: The Fund so confirms.

  Comment: Under the section titled “Investment Objectives and Policies,” the Fund’s prospectus states “The Fund may not invest 25% or more of its total assets in the securities of issuers in any single industry or group of industries.” Consider revising this language to include a plain English explain of the concentration policy or delete the reference to the Fund’s concentration policy.

Response: The referenced language has been removed.

  Comment: Under the section titled “Distributions” in the Fund’s prospectus, please define the term “return of capital”.

Response: The relevant disclosure under “Distributions” in the Fund’s prospectus has been revised to read as follows:

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital is treated as a non-dividend distribution for tax purposes, is not subject to current tax and reduces a shareholder’s tax cost basis in fund shares. In addition, a return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

  Comment: Please confirm that for a period of at least one year, the Fund does not intend to issue preferred shares.

Response: The Fund so confirms.

  Comment: The Prospectus states that the Fund may engage in total return swaps. When the Fund engages in total return swaps, it needs to set aside an appropriate amount of liquid assets as determined by the SEC and Staff guidance to address Section 18 of the 1940 Act concerns. Be aware that the SEC could issue a new rule and/or guidance related to the Fund’s use of derivatives, which could impact the manner in which the Fund operates.

Response: The Fund acknowledges this comment.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-6573.

Sincerely,

/s/ Sarah H. McLaughlin

Sarah H. McLaughlin, Esq.

Assistant Vice President